Superannuation commitments	12 Months Ended
Sep. 30, 2024
Superannuation commitments
Superannuation commitments

Note 32. Superannuation commitments

Accounting policy

Westpac recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through OCI.
Critical accounting assumptions and estimates

The actuarial valuation of plan obligations is dependent upon a series of assumptions, principally price inflation, salary growth, mortality, morbidity, discount rate and investment returns. Different assumptions could significantly alter the valuation of the plan assets and obligations and the resulting remeasurement recognised in OCI and the superannuation expense recognised in the income statement.

Westpac had the following defined benefit plans at 30 September 2024:

Date of last actuarial assessment of the
Name of plan	Type	Form of benefit	funding status
Westpac Group Plan (WGP)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2023
Westpac New Zealand Superannuation Scheme (WNZS)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2023
Westpac Banking Corporation UK	Defined benefit	Indexed pension and lump sum	5 April 2021[a]
Staff Superannuation Scheme (UKSS)
Westpac UK Medical Benefits Scheme	Defined benefit	Medical benefits	n/a

a.	The 2024 final actuarial assessment of the funding status for UKSS will be available in 2025.

The defined benefit sections of the schemes are closed to new members. Westpac has no obligation beyond the annual contributions for the accumulation or defined contribution sections of the schemes.

The WGP is Westpac’s principal defined benefit plan and is managed and administered in accordance with the terms of its trust deed and relevant legislation in Australia. Its defined benefit liabilities are based on salary and length of membership for active members and inflation in the case of pensioners.

The defined benefit schemes expose Westpac to the following risks:

●	Discount rate – reductions in the discount rate would increase the present value of the future payments;
●	Inflation rate – increases in the inflation rate would increase the payments to pensioners;
●	Investment risk – lower investment returns would increase the contributions needed to offset the shortfall;
●	Mortality risk – members may live longer than expected extending the cash flows payable by Westpac;
●	Behavioural risk – higher proportion of members taking some of their benefits as a pension rather than a lump sum would increase the cash flows payable by Westpac; and
●	Legislative risk – legislative changes could be made which increase the cost of providing defined benefits.

Investment risk is managed by setting benchmarks for the allocation of plan assets between asset classes. The long-term investment strategy will often adopt relatively high levels of equity investment in order to:

●	Secure attractive long-term investment returns; and
●	Provide an opportunity for capital appreciation and dividend growth, which gives some protection against inflation.

Funding recommendations for the WGP, WNZS and the UKSS are made based on actuarial valuations. The funding valuations of the defined benefit plans are based on different assumptions to the calculation of the defined benefit surplus/deficit for accounting purposes. Based on the most recent valuations, the defined benefit plan assets are adequate to cover the present value of the accrued benefits of all members with a combined surplus of $140 million (2023: $47 million). Current contribution rates are as follows:

●	WGP – contributions are made to the WGP at the rate of 19.5% of members’ salaries;
●	WNZS – contributions are made to the WNZS at the rate of 17.4% of members’ salaries; and
●	UKSS – not required to make contributions under the 2021 actuarial assessment.

Note 32. Superannuation commitments (Continued)

Contributions

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Employer contributions	30	89	30	87
Member contributions	7	8	7	8

Expected employer contributions for the year ended 30 September 2025 are $29 million.

Expense recognised

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Current service cost	27	26	40	26	25
Net interest cost on net benefit liability	(11)	(14)	11	(10)	(14)
Total defined benefit expense	16	12	51	16	11

Defined benefit balances recognised

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Benefit obligation as at end of year	2,218	2,110	2,169	2,062
Fair value of plan assets as at end of year	2,424	2,320	2,380	2,274
Net surplus/(deficit)	206	210	211	212
Defined benefit surplus included in other assets	215	217	215	217
Defined benefit deficit included in other liabilities	(9)	(7)	(4)	(5)
Net surplus/(deficit)	206	210	211	212

The average duration of the defined benefit obligation is 12 years (2023: 12 years).

Significant assumptions

	2024		2023
Consolidated and Parent Entity	Australian funds	Overseas funds	Australian funds	Overseas funds
Discount rate	5.6%	4.3%-5.0%	5.8%	5.1%-5.5%
Salary increases	3.5%	3.0%-3.9%	3.6%	3.0%-4.0%
Inflation rate (pensioners received inflationary increase)	2.5%	2.0%-3.2%	2.6%	2.0%-3.3%
Life expectancy of a 60-year-old male	31.9	27.6-27.8	31.7	27.5-27.9
Life expectancy of a 60-year-old female	34.5	29.6	34.3	29.6

Note 32. Superannuation commitments (Continued)

Sensitivity to changes in significant assumptions

The following table shows the impact of changes in assumptions on the defined benefit obligation for the WGP. No reasonably possible changes in the assumptions of Westpac’s other defined benefit plans would have a material impact on the defined benefit obligation.

	Increase in obligation
$m	2024	2023
0.5% decrease in discount rate	136	135
0.5% increase in annual salary increases	3	5
0.5% increase in inflation rate (pensioners receive inflationary increase)	131	127
1 year increase in life expectancy	46	45

Asset allocation

The table below provides a breakdown of the schemes’ investments by asset class.

	2024		2023
$m	Australian funds	Overseas funds	Australian funds	Overseas funds
Cash	5%	3%	5%	3%
Equity instruments	43%	9%	43%	8%
Debt instruments	26%	5%	26%	7%
Property	8%	2%	8%	1%
Other assets	18%	81%	18%	81%
Total	100%	100%	100%	100%

Equity and debt instruments are mainly quoted assets while property and other assets are mainly unquoted. Other assets include infrastructure funds and private equity funds.